Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31,
	2011	2012
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,902,259	2,904,171

	$5,232,108	$5,234,020
Less: accumulated amortization	(3,105,512)	(3,437,654)

	$2,126,596	$1,796,366